Borrowings - Additional Information (Details)	Jun. 30, 2018	Dec. 31, 2017
Three months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.57%	6.91%
Six months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.50%	6.89%